Form N-1A Cover	Sep. 09, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Invesco Exchange-Traded Self-Indexed Fund Trust
Entity Central Index Key	0001657201
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 09, 2025
Prospectus Date	Sep. 10, 2025